Cover	Dec. 31, 2020	Jul. 28, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jul. 28, 2020
Entity Registrant Name		MoneyGram International, Inc.
Entity Central Index Key		0001273931
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		1-31950
Entity Tax Identification Number		16-1690064
Entity Address, Address Line One		2828 N. Harwood Street,
Entity Address, Address Line Two		15th Floor
Entity Address, City or Town		Dallas,
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75201
City Area Code		214
Local Phone Number		999-7552
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.01 par value
Trading Symbol		MGI
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Current Fiscal Year End Date	--12-31